DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.
(a)General
The Aflac Incorporated 401(k) Savings and Profit Sharing Plan (the Plan) was established for the benefit of the employees of Aflac Incorporated and certain subsidiaries (collectively, the Company), subject to the Plan's applicable eligibility requirements.

The Company stock fund investment under the Plan is an employee stock ownership plan with a dividend pass-through option. This option allows participants to make an election to receive any Company stock dividends in cash instead of using them to buy more Company stock in the participant's 401(k) account.

The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Eligible employees may voluntarily participate in the Plan on the first day of the payroll period following their employment date.

The Plan is administered by a plan administrator appointed by Aflac Incorporated's Board of Directors. Fidelity Management Trust Company serves as the Plan's trustee and Fidelity Workplace Services LLC serves as the Plan's recordkeeper.
(b)Contributions and Transfers
Contributions to the Plan are made by both participants and the Company. Participants may elect to contribute portions of their salary and bonus in increments of whole percentages of up to 75%, subject to aggregate limits imposed by Internal Revenue Service (IRS) regulations. For 2025, aggregate limits as prescribed by the IRS were $23,500 for participants under the age of 50, $31,000 for participants aged 50-59 or 64 and older, and $34,750 for participants aged 60-63. Participants can elect whether to make contributions on a pre-tax basis (traditional 401(k)) or on an after-tax basis (Roth 401(k)). Participants that do not make an affirmative contribution election are automatically enrolled in the Plan to contribute 6% of annual cash compensation, which will increase by 1% annually until contributions reach 10% of annual cash compensation.

The first 1% to 4% of participants' compensation contributed may be subject to a percentage matching contribution by the Company. For the year ended December 31, 2025, subject to certain limitations, the Company's matching contribution was 100% of the portion of the participants' contributions, which were not in excess of 4% of the participants' annual cash compensation.

The Company also provides a nonelective contribution to participants. For the year ended December 31, 2025, the nonelective contribution was 4% of annual cash compensation.

Participants may transfer into the Plan amounts representing distributions from other eligible plans.
(c)Participant Accounts
An account is maintained for each participant and is credited with participant contributions and investment earnings or losses thereon. Contributions may be invested in one or more of the investment funds available under the Plan at the direction of the participant. A separate account is maintained with respect to each participant's interest in the Company's matching and non-elective contributions. Amounts in this account are apportioned and invested in the same manner as the participant's account. For participants that have not made an investment election, amounts in this account are invested in a target date retirement fund determined based on the age of the participant.
(d)Vesting and Forfeited Accounts
Participants are 100% vested in their contributions plus investment earnings or losses thereon.
Participants become vested in the Company’s matching contributions and nonelective contributions and the related earnings or losses thereon according to the following schedule.

Years of Service	Vested Percentage
Less than 1	0%
1	20%
2	40%
3	60%
4	80%
5 or more	100%

A participant's interest in the Company's matching contributions and nonelective contributions and the related earnings or losses thereon is also vested upon termination either because of death or disability or after attaining normal retirement age.

Except as previously described, participants forfeit the portion of their non-vested interest upon termination of employment. These forfeitures are available to reduce the Company's future matching contributions or plan expenses. At December 31, 2025, forfeited non-vested accounts totaled approximately $96,000, compared with approximately $187,000 at December 31, 2024. In 2025, forfeitures of approximately $1,957,000 were used to reduce Company matching contributions.
(e)Distributions
Participants may receive a distribution equal to the vested value of their account upon death, disability, retirement, or termination of either the Plan or the participant's employment. Distributions may only be made in the form of a lump-sum cash payment and/or Aflac Incorporated common stock. Certain eligible participants can elect periodic withdrawals and installment distributions.

The Plan permits in-service withdrawals from vested account balances for participants who have attained age 59 ½. Additionally, hardship withdrawals are available under certain circumstances for which the participant must provide documentation.
(f)Notes Receivable From Participants
Participants are allowed to borrow funds from their accounts. The minimum amount of any notes receivable is $1,000. No participant may have more than one loan outstanding at any time, except that a participant may have more than one loan outstanding if both loans were issued before August 1, 2012, or if multiple loans were transferred from predecessor plans. The maximum amount of loans made to a participant from the Plan, when added together, cannot exceed the lesser of:
a.     50% of the participant's vested benefit (as defined by the Plan document); or
b.    $50,000, reduced by the amount, if any, of the highest balance of all outstanding loans to the participant during the one-year period ending on the day prior to the day on which the loan is made.

All notes receivable carry a maturity date of up to five years for general purpose loans and up to 10 years for loans made to purchase the participant's principal residence and are secured by the balance in the participant's account. Interest rates on participant loans are established at the prevailing prime interest rate at the time the loan is made plus 2%. Participant loans are classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest.
(g)Transactions With Parties-in-Interest
As of December 31, 2025 and 2024, the statements of net assets available for plan benefits include the following investments and notes receivable with parties-in-interest to the Plan.

	2025	2024
Fidelity Balanced Fund	$125,941,839	$112,045,004
Fidelity Total Bond Fund	14,762,186	12,749,483
Fidelity U.S. Bond Index Fund	6,500,502	5,405,858
Fidelity Stock Selector Small Cap Fund	9,590,617	8,075,604
Aflac Incorporated common stock	192,410,829	194,533,469
Notes receivable from participants	19,074,539	17,945,832
The Plan’s investments include shares of common stock issued by Aflac Inc., the Plan sponsor. At December 31, 2025 and 2024, the Plan held a combined total of 1.7 million and 1.9 million shares valued at approximately $110.27 and $103.44 per share, respectively. Additionally, the Plan received dividends paid by the Aflac Inc. common stock totaling $4.0 million in 2025. In 2025, the Plan paid fees totaling approximately $129,000 to Fidelity and received approximately $530,000 of revenue credits from Fidelity. At December 31, 2025, the Plan held unused revenue credits of approximately $283,000, compared with approximately $194,000 at December 31, 2024.